CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 85,831	$ (11,306)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Loss on sale of film assets		155
Gain on sale of discontinued operations	(189)
Depreciation and amortization	64,898	61,962
Accretion on company obligated mandatorily redeemable preferred interest		1,144
Provision for allowance for doubtful accounts	301	32
Loss on sale of fixed asset		2
Debt issuance costs		1,044
Income tax expense (benefit)	(43,408)	2,897
Stock-based compensation	46	109
Changes in operating assets and liabilities:
Decrease in accounts receivable	8,388	3,255
Additions to program license fees	(87,584)	(27,819)
Increase in prepaid and other assets	(14,396)	(12,308)
Increase (decrease) in accounts payable, accrued and other liabilities	(11,425)	8,966
Increase (decrease) in interest payable	(50)	33,797
Increase (decrease) in license fees payable	18,363	(33,196)
Increase (decrease) in payables to affiliates	(6,645)	54
Net cash provided by operating activities	14,130	28,788
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(607)	(600)
Payments to buyer of international business	(94)	(512)
Net cash used in investing activities	(701)	(1,112)
CASH FLOWS FROM FINANCING ACTIVITIES:
Funding of restricted cash account		(15,007)
Principal payments on the credit facility		(1,000)
Payment on notes payable to HCC	(23,559)	(67)
Dividends paid to Preferred Stockholder	(12,843)
Payments for debt issuance costs under the troubled debt restructuring		(3,431)
Principal payments on capital lease obligations	(518)	(435)
Net cash used in financing activities	(36,920)	(19,940)
Net increase in cash and cash equivalents	(23,491)	7,736
Cash and cash equivalents, beginning of year	30,565	10,456
Cash and cash equivalents, end of year	7,074	18,192
Supplemental disclosure of cash and non-cash activities:
Interest paid	2,187	14,764
Reduction of additional paid-in capital for obligation under tax sharing agreement	9,975	1,540
Non-cash activities related to the troubled debt restructuring:
Elimination of deferred debt issuance costs related to old notes payable to HCC		475
Satisfaction of payable to Hallmark Cards affiliates		(23,798)
Issuance of new notes payable to HCC		432,140
Satisfaction of old notes payable to HCC		(340,697)
Satisfaction of senior secured note payable to HCC, including accrued interest		(797,423)
Issuance of redeemable preferred stock		185,000
Issuance of common stock		2,549
Additional paid-in capital from issuance of redeemable preferred and common stock		$ 541,754